Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Canadian Federal and Provincial Income Statutory Corporate Tax Rate

The following is a reconciliation of income taxes calculated at the combined Canadian federal and provincial income statutory corporate tax rate of 27.0% to the tax expense:

	2024	2023
	$	$
US net loss before taxes	(1,756,965)	(1,212,372)
Canada net loss before tax	(5,911,485)	(6,735,250)
Net loss before taxes	(7,668,450)	(7,947,622)

Income tax expense (recovery) at the statutory rate	(1,966,981)	(2,073,116)
Increase (reduction) in income taxes resulting from:
Change in valuation allowance	1,625,998	2,532,867
State taxes	(21,942)	9,638
Permanent differences	39,252	76,605
True up to the return	(303,595)	-
State Rate Change	2,949	-
Foreign exchange differences	618,907	417,194
Share issuance cost capitalized in equity	(123,415)	(553,877)
Other	135,927	(396,211)
Income tax expense (recovery)	7,100	13,100

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are as follows:

	2024	2023
	$	$
Non-capital losses	21,501,476	19,490,270
Financing costs	861,867	1,265,542
Accrued expenses	12,831	11,638
Intangible assets, net	146,193	131,714
Tax credits	241,270	241,270
Lease liability	164,288	98,827
	22,927,925	21,239,261
Property and equipment, net	(116,231)	(119,889)
Lease obligations	(157,701)	(91,377)
	(273,932)	(211,266)
Net deferred tax asset	22,653,993	21,027,995
Valuation allowance	(22,653,993)	(21,027,995)
	-	-